Statements of Operations (Unaudited) (USD $)	3 Months Ended		79 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenue
Expenses
Consulting fees - related party	12,000	12,000	382,080
Professional fees	7,091		219,018
General and administrative	2,529	902	480,188
Total Operating Expenses	21,620	12,902	1,081,286
Loss from Operations	(21,620)	(12,902)	(1,081,286)
Other Income (Expense):
Forgiveness of debt	15,640		15,640
Foreign currency loss	(601)		(601)
Interest expense, net	(9,943)	(9,833)	(49,823)
Total Other Income (Expense)	5,096	(9,983)	(34,784)
Net Loss from Continuing Operations	(16,524)	(22,735)	(1,253,374)
Net Loss on Sale of Subsidiary			(1,018,001)
Loss Before Discontinued Operations	(16,524)	(22,735)	(2,271,375)
Discontinued Operations			(3,055,354)
Net Loss	$ (16,524)	$ (22,735)	$ (5,326,729)
Net Loss Per Share - Basic and Diluted		$ (0.02)
Weighted Average Number of Shares Outstanding	14,600,000	919,000